Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.3%)
Communication Services (8.2%)
*	Alphabet Inc. Class A	13,072,189	1,734,941
*	Meta Platforms Inc. Class A	3,165,111	1,008,404
*	Alphabet Inc. Class C	4,503,150	599,414
	Comcast Corp. Class A	5,841,513	264,387
*	Activision Blizzard Inc.	2,743,883	254,523
*	Walt Disney Co.	2,477,943	220,264
*	Warner Bros Discovery Inc.	10,268,148	134,205
	News Corp. Class A	6,280,710	124,484
	Vodafone Group plc ADR	9,071,932	87,272
	Omnicom Group Inc.	743,079	62,879
	Paramount Global Class B	3,620,200	58,032
*	Baidu Inc. ADR	78,683	12,274
			4,561,079
Consumer Discretionary (7.8%)
*	Amazon.com Inc.	8,436,245	1,127,757
	McDonald's Corp.	1,392,476	408,274
	Lennar Corp. Class A	3,096,799	392,767
*	Aptiv plc	3,041,291	332,991
	Home Depot Inc.	925,436	308,948
	General Motors Co.	7,383,724	283,313
	Sony Group Corp. ADR	2,959,000	276,962
	Magna International Inc.	3,850,532	247,705
	Cie Generale des Etablissements Michelin SCA ADR	12,986,000	212,581
*	Booking Holdings Inc.	63,100	187,457
	NIKE Inc. Class B	1,505,549	166,198
	Bayerische Motoren Werke AG (XETR)	944,435	115,174
	Mercedes-Benz Group AG	1,059,910	84,648
	Lear Corp.	520,200	80,506
*	Adient plc	1,311,943	55,836
	BorgWarner Inc. (XNYS)	1,187,000	55,196
	DR Horton Inc.	254,386	32,312
			4,368,625
Consumer Staples (6.4%)
	Procter & Gamble Co.	5,722,594	894,441
	Coca-Cola Co.	10,467,875	648,275
	Sysco Corp.	5,482,255	418,351
	PepsiCo Inc.	1,395,268	261,557
	Constellation Brands Inc. Class A	846,000	230,789
	Kroger Co.	4,340,823	211,138
	Estee Lauder Cos. Inc. Class A	1,112,337	200,221
	Unilever plc ADR	3,599,598	193,406
	Mondelez International Inc. Class A	2,526,973	187,324

	Shares	Market Value ($000)
Unilever plc (XLON)	3,212,400	172,612
Nestle SA (Registered)	1,126,287	137,992
		3,556,106
Energy (6.6%)
Chevron Corp.	3,009,368	492,513
ConocoPhillips	4,083,999	480,768
APA Corp.	9,092,567	368,158
Halliburton Co.	7,131,535	278,700
Coterra Energy Inc.	9,502,000	261,685
Suncor Energy Inc.	7,124,332	222,920
NOV Inc.	10,853,688	217,942
Marathon Oil Corp.	7,993,987	210,002
Phillips 66	1,839,000	205,141
Shell plc ADR	3,328,512	205,136
Schlumberger NV	2,619,866	152,843
Pioneer Natural Resources Co.	656,120	148,067
Ovintiv Inc. (XNYS)	3,183,410	146,723
Murphy Oil Corp.	2,420,952	104,755
Cenovus Energy Inc.	5,223,900	99,359
Baker Hughes Co. Class A	1,760,800	63,019
		3,657,731
Financials (17.0%)
Wells Fargo & Co.	21,515,005	993,133
Bank of America Corp.	25,046,270	801,481
Visa Inc. Class A	2,696,151	640,956
Intercontinental Exchange Inc.	5,052,565	580,034
Citigroup Inc.	11,980,203	570,976
American Express Co.	2,901,047	489,929
American International Group Inc.	7,345,946	442,814
US Bancorp	10,585,265	420,023
Marsh & McLennan Cos. Inc.	2,217,413	417,805
Capital One Financial Corp.	2,864,300	335,180
Ameriprise Financial Inc.	899,000	313,256
JPMorgan Chase & Co.	1,795,175	283,566
Citizens Financial Group Inc.	8,304,951	267,918
Charles Schwab Corp.	4,031,519	266,483
Goldman Sachs Group Inc.	679,749	241,902
Blackstone Inc.	2,302,000	241,227
Commerce Bancshares Inc.	4,493,097	238,943
Bank of New York Mellon Corp.	4,882,634	221,476
BNP Paribas SA	3,342,100	220,404
PNC Financial Services Group Inc.	1,413,000	193,426
Hartford Financial Services Group Inc.	2,435,600	175,071
Cullen/Frost Bankers Inc.	1,577,000	171,231
Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	160,892
Fidelity National Information Services Inc.	2,581,500	155,871
First Citizens BancShares Inc. Class A	102,058	146,076
Cincinnati Financial Corp.	1,067,726	114,866
Truist Financial Corp.	1,992,588	66,194
ING Groep NV	4,497,433	65,647
NatWest Group plc	18,280,043	57,382
Equitable Holdings Inc.	1,842,040	52,848
Corebridge Financial Inc.	2,694,200	50,408
State Street Corp.	665,188	48,186
Sumitomo Mitsui Financial Group Inc.	946,600	44,350
		9,489,954

		Shares	Market Value ($000)
Health Care (15.4%)
	UnitedHealth Group Inc.	1,952,269	988,570
	Medtronic plc	10,582,621	928,731
	Elevance Health Inc.	1,735,138	818,343
	Johnson & Johnson	4,469,978	748,855
	Danaher Corp.	2,735,289	697,663
	HCA Healthcare Inc.	2,461,600	671,549
	Cigna Group	1,759,973	519,368
	Thermo Fisher Scientific Inc.	787,412	432,022
	Merck & Co. Inc.	2,488,000	265,345
*	Boston Scientific Corp.	5,019,366	260,254
	Alcon Inc.	2,918,000	247,797
	Amgen Inc.	1,055,000	247,028
	CVS Health Corp.	3,146,300	234,997
	Zoetis Inc.	1,226,959	230,779
	Roche Holding AG	705,449	218,726
*	IQVIA Holdings Inc.	963,061	215,495
	Humana Inc.	349,726	159,765
*	Centene Corp.	2,139,988	145,712
	Novartis AG ADR	1,004,300	105,351
	GE Healthcare Inc.	1,309,615	102,150
	Zimmer Biomet Holdings Inc.	612,008	84,549
	AbbVie Inc.	516,367	77,238
	Sanofi ADR	1,320,391	70,469
	GSK plc ADR	1,567,915	55,771
	AstraZeneca plc ADR	535,554	38,399
			8,564,926
Industrials (8.9%)
	Honeywell International Inc.	3,858,153	748,983
	General Dynamics Corp.	1,800,271	402,505
	Parker-Hannifin Corp.	925,000	379,259
	Norfolk Southern Corp.	1,328,779	310,389
	FedEx Corp.	1,145,640	309,266
	RTX Corp.	3,510,300	308,661
	Northrop Grumman Corp.	692,542	308,181
	Waste Management Inc.	1,704,686	279,211
	General Electric Co.	2,432,145	277,848
	Xylem Inc.	2,310,000	260,452
	HEICO Corp.	1,125,570	198,078
	Caterpillar Inc.	695,070	184,312
	Cummins Inc.	631,772	164,766
*	Boeing Co.	674,400	161,080
	Oshkosh Corp.	1,690,000	155,598
	CNH Industrial NV	7,994,599	114,802
	PACCAR Inc.	1,318,480	113,561
	Daimler Truck Holding AG	2,794,014	104,860
	Timken Co.	737,700	68,503
	Nordson Corp.	257,646	64,826
*	Fluor Corp.	1,403,385	43,477
	Siemens AG (Registered)	189,874	32,363
			4,990,981
Information Technology (19.3%)
	Microsoft Corp.	9,678,500	3,251,202
	Apple Inc.	3,567,148	700,766
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,968,485	591,775
*	Adobe Inc.	1,046,341	571,480
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	457,809

		Shares	Market Value ($000)
	Micron Technology Inc.	6,390,413	456,212
	Analog Devices Inc.	1,976,126	394,296
	Microchip Technology Inc.	3,789,000	355,939
	Amphenol Corp. Class A	3,942,852	348,193
*	F5 Inc.	2,126,500	336,497
*	ANSYS Inc.	966,000	330,469
*	Salesforce Inc.	1,294,870	291,359
*	Workday Inc. Class A	1,223,700	290,176
[1]	Telefonaktiebolaget LM Ericsson ADR	54,602,080	275,740
	Applied Materials Inc.	1,799,509	272,788
	Cisco Systems Inc.	5,084,860	264,616
	QUALCOMM Inc.	2,002,000	264,604
*	Autodesk Inc.	1,170,000	248,028
	Accenture plc Class A	752,582	238,079
	Seagate Technology Holdings plc	3,156,198	200,419
	TE Connectivity Ltd.	902,266	129,466
	Corning Inc.	3,320,051	112,683
	Oracle Corp.	936,525	109,789
	Cognex Corp.	1,687,309	92,161
	International Business Machines Corp.	610,091	87,963
	Cognizant Technology Solutions Corp. Class A	866,500	57,215
			10,729,724
Materials (2.8%)
	Corteva Inc.	6,320,000	356,637
	Martin Marietta Materials Inc.	731,000	326,362
	RPM International Inc.	2,399,000	247,841
	Ecolab Inc.	1,258,000	230,390
	Avery Dennison Corp.	1,090,794	200,717
	Olin Corp.	2,708,300	156,215
	International Paper Co.	1,016,629	36,660
			1,554,822
Other (0.1%)
	SPDR S&P 500 ETF Trust	185,472	84,907
Real Estate (1.5%)
	Prologis Inc.	3,552,715	443,201
	Equity LifeStyle Properties Inc.	2,869,000	204,216
	Crown Castle Inc.	1,560,000	168,932
			816,349
Utilities (1.3%)
	Atmos Energy Corp.	2,210,000	268,979
	Xcel Energy Inc.	3,638,000	228,212
	PPL Corp.	8,270,715	227,693
			724,884
Total Common Stocks (Cost $34,613,766)			53,100,088

		Shares	Market Value ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.274% (Cost $2,540,971)	25,416,528	2,541,144
Total Investments (99.9%) (Cost $37,154,737)			55,641,232
Other Assets and Liabilities—Net (0.1%)			43,742
Net Assets (100%)			55,684,974
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,145,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,053,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	3,334	769,237	19,843
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,388,121	1,711,967	—	53,100,088
Temporary Cash Investments	2,541,144	—	—	2,541,144
Total	53,929,265	1,711,967	—	55,641,232
Derivative Financial Instruments
Assets
Futures Contracts[1]	19,843	—	—	19,843
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.